Deposits with Vendors	9 Months Ended
Sep. 30, 2019
Deposits With Vendors [Abstract]
DEPOSITS WITH VENDORS

NOTE 6—DEPOSITS WITH VENDORS

Deposits with vendors represent cash on deposit with one vendor arising from accumulated rebates paid by the vendor. The deposits are used by the vendor to seek to secure the Company's purchases. The deposit can be withdrawn at any time up to the amount of the Company's credit line with the vendor. Alternatively, the Company could secure their credit line with a floor plan line from a lender and withdraw all its deposits. The Company has elected to leave the deposits with the vendor on which it earns interest income. In the acquisition of assets of Goedeker Television, Goedeker Television retained the vendor deposits.